Revenue - Performance Obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 $ in Millions	Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligations	$ 54.5
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognition period	12 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognition period	18 months